PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 37,188	$ 28,614
Less - accumulated depreciation		18,651	12,142
Depreciated cost		18,537	16,472
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[1]	25,828	17,470
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		7,490	6,775
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 3,870	$ 4,369

[1]	For the years ended December 31, 2019 and 2020, the Company capitalized $2,397 and $3,369 including $193 and $612 of share-based compensation costs, relating to its internal use software development, respectively.